Not FDIC Insured May Lose Value No Bank Guarantee
38972-Q3PH

Schedule of Investments
(unaudited)
Putnam Small Cap Growth Fund 2
Notes to Schedule of Investments 6

Putnam Funds Trust
Schedule of Investments (unaudited), March 31, 2025
Putnam Small Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 2.3%
a,b
Kratos Defense & Security Solutions, Inc. ................. United States 784,100 $ 23,279,929
Leonardo DRS, Inc. ................................. United States 696,360 22,896,317
a,b
Rocket Lab USA, Inc. ................................ United States 739,600 13,224,048
59,400,294
Automobile Components 0.7%
a,b
Modine Manufacturing Co. ............................ United States 50,057 3,841,875
Patrick Industries, Inc. ................................ United States 184,649 15,613,919
19,455,794
Banks 1.6%
a
Bancorp, Inc. (The) .................................. United States 781,263 41,281,937
Biotechnology 7.6%
a
ADMA Biologics, Inc. ................................. United States 1,265,518 25,107,877
a
Ascendis Pharma A/S , ADR ........................... Denmark 109,291 17,034,095
a
Blueprint Medicines Corp. ............................. United States 89,300 7,903,943
a
Crinetics Pharmaceuticals, Inc. ......................... United States 273,700 9,179,898
a
Cytokinetics, Inc. .................................... United States 195,300 7,849,107
a
Halozyme Therapeutics, Inc. ........................... United States 686,900 43,831,089
a
Insmed, Inc. ....................................... United States 423,200 32,285,928
a
Janux Therapeutics, Inc. .............................. United States 69,379 1,873,233
a
Madrigal Pharmaceuticals, Inc. ......................... United States 12,100 4,007,883
a
Rhythm Pharmaceuticals, Inc. .......................... United States 281,900 14,932,243
a
SpringWorks Therapeutics, Inc. ......................... United States 145,800 6,434,154
a
Vaxcyte, Inc. ....................................... United States 228,100 8,613,056
a
Vericel Corp. ....................................... United States 210,297 9,383,452
a
Viking Therapeutics, Inc. .............................. United States 144,300 3,484,845
a
Xenon Pharmaceuticals, Inc. ........................... Canada 208,054 6,980,212
198,901,015
Building Products 1.0%
b
CSW Industrials, Inc. ................................. United States 94,127 27,439,903
Capital Markets 2.9%
b
Hamilton Lane, Inc. , A ................................ United States 117,985 17,540,830
Perella Weinberg Partners , A ........................... United States 824,312 15,167,341
StepStone Group, Inc. , A .............................. United States 786,407 41,074,038
73,782,209
Commercial Services & Supplies 5.6%
a
ACV Auctions, Inc. , A ................................ United States 900,500 12,688,045
a
Casella Waste Systems, Inc. , A ......................... United States 449,100 50,079,141
a
Clean Harbors, Inc. .................................. United States 213,300 42,041,430
VSE Corp. ........................................ United States 344,100 41,288,559
146,097,175
Construction & Engineering 4.0%
Comfort Systems USA, Inc. ............................ United States 133,600 43,063,288
a,b
Construction Partners, Inc. , A .......................... United States 294,700 21,180,089
a
Dycom Industries, Inc. ................................ United States 155,900 23,749,806
a,b
IES Holdings, Inc. ................................... United States 110,500 18,244,655
106,237,838
Construction Materials 3.1%
Eagle Materials, Inc. ................................. United States 176,900 39,259,417

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials (continued)
a
Knife River Corp. ................................... United States 471,900 $ 42,570,099
81,829,516
Consumer Staples Distribution & Retail 1.4%
a
Sprouts Farmers Market, Inc. .......................... United States 240,600 36,725,184
Diversified Consumer Services 1.8%
a
Duolingo, Inc. , A .................................... United States 72,900 22,638,366
a,b
Stride, Inc. ........................................ United States 196,117 24,808,800
47,447,166
Electronic Equipment, Instruments & Components 2.3%
a
Fabrinet .......................................... Thailand 107,000 21,133,570
a
Itron, Inc. ......................................... United States 384,200 40,248,792
61,382,362
Energy Equipment & Services 1.2%
Archrock, Inc. ...................................... United States 527,500 13,841,600
CES Energy Solutions Corp. ........................... Canada 3,725,400 19,157,055
32,998,655
Financial Services 0.4%
a
Mr. Cooper Group, Inc. ............................... United States 93,200 11,146,720
Ground Transportation 0.7%
a
Saia, Inc. ......................................... United States 50,061 17,492,815
Health Care Equipment & Supplies 5.8%
a
Integer Holdings Corp. ............................... United States 192,700 22,740,527
a,b
Lantheus Holdings, Inc. ............................... United States 273,600 26,703,360
a
Merit Medical Systems, Inc. ............................ United States 619,100 65,445,061
a,b
PROCEPT BioRobotics Corp. .......................... United States 220,891 12,869,110
a
UFP Technologies, Inc. ............................... United States 113,900 22,974,769
150,732,827
Health Care Providers & Services 5.1%
Encompass Health Corp. ............................. United States 618,400 62,631,552
Ensign Group, Inc. (The) .............................. United States 367,900 47,606,260
a,b
Hims & Hers Health, Inc. .............................. United States 286,200 8,457,210
a
RadNet, Inc. ....................................... United States 339,700 16,889,884
135,584,906
Health Care Technology 0.1%
a
Doximity, Inc. , A .................................... United States 31,600 1,833,748
Hotels, Restaurants & Leisure 2.3%
a
Planet Fitness, Inc. , A ................................ United States 199,800 19,302,678
Texas Roadhouse, Inc. , A ............................. United States 250,500 41,740,815
61,043,493
Household Durables 1.1%
Installed Building Products, Inc. ......................... United States 167,400 28,702,404
Insurance 3.7%
a
Baldwin Insurance Group, Inc. (The) , A ................... United States 29,300 1,309,417
Kinsale Capital Group, Inc. ............................ United States 91,954 44,754,931
a
Skyward Specialty Insurance Group, Inc. .................. United States 994,900 52,650,108
98,714,456

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.9%
a,b
Medpace Holdings, Inc. ............................... United States 76,100 $ 23,186,909
Machinery 4.5%
Crane Co. ......................................... United States 86,800 13,296,024
Federal Signal Corp. ................................. United States 437,200 32,156,060
a
RBC Bearings, Inc. .................................. United States 144,937 46,636,378
a
SPX Technologies, Inc. ............................... United States 199,600 25,704,488
117,792,950
Marine Transportation 1.4%
a
Kirby Corp. ........................................ United States 364,855 36,854,004
Metals & Mining 2.1%
Carpenter Technology Corp. ........................... United States 302,517 54,810,030
Personal Care Products 2.1%
a
BellRing Brands, Inc. ................................. United States 726,200 54,072,852
Pharmaceuticals 3.8%
a
Axsome Therapeutics, Inc. ............................ United States 198,300 23,127,729
a
Intra-Cellular Therapies, Inc. ........................... United States 211,800 27,940,656
a
Verona Pharma plc , ADR ............................. United Kingdom 737,000 46,792,130
97,860,515
Professional Services 4.2%
a
Huron Consulting Group, Inc. .......................... United States 429,100 61,554,395
a
Parsons Corp. ...................................... United States 414,044 24,515,545
a
Verra Mobility Corp. , A ................................ United States 1,212,752 27,299,048
113,368,988
Real Estate Management & Development 2.1%
Colliers International Group, Inc. ........................ Canada 215,580 26,088,918
FirstService Corp. ................................... Canada 171,100 28,371,413
54,460,331
Semiconductors & Semiconductor Equipment 3.5%
b
Camtek Ltd. ....................................... Israel 360,045 21,109,439
a
Credo Technology Group Holding Ltd. .................... United States 325,800 13,084,128
a,b
Nova Ltd. ......................................... Israel 240,397 44,312,379
a
Onto Innovation, Inc. ................................. United States 10,800 1,310,472
a,b
Rambus, Inc. ...................................... United States 240,900 12,472,597
92,289,015
Software 12.4%
a
ACI Worldwide, Inc. .................................. United States 1,031,000 56,406,010
a,b
Agilysys, Inc. ....................................... United States 257,109 18,650,687
a
Clearwater Analytics Holdings, Inc. , A .................... United States 747,900 20,043,720
a
Commvault Systems, Inc. ............................. United States 109,400 17,258,944
a,b
Descartes Systems Group, Inc. (The) .................... Canada 548,600 55,315,338
a,b
Gitlab, Inc. , A ...................................... United States 218,400 10,264,800
a
Intapp, Inc. ........................................ United States 350,155 20,442,049
a
Manhattan Associates, Inc. ............................ United States 24,700 4,274,088
Pegasystems, Inc. ................................... United States 280,700 19,514,264
a
Q2 Holdings, Inc. ................................... United States 322,600 25,811,226
a
SPS Commerce, Inc. ................................. United States 162,200 21,528,806
a
Vertex, Inc. , A ...................................... United States 1,435,565 50,259,131
a
Zeta Global Holdings Corp. , A .......................... United States 479,000 6,495,240
326,264,303

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.6%
a
Aritzia, Inc. ........................................ Canada 535,600 $ 18,825,369
a
Boot Barn Holdings, Inc. .............................. United States 252,243 27,098,465
Murphy USA, Inc. ................................... United States 105,700 49,658,917
95,582,751
Trading Companies & Distributors 3.2%
Applied Industrial Technologies, Inc. ..................... United States 234,158 52,765,164
FTAI Aviation Ltd. ................................... United States 286,500 31,810,095
84,575,259
Total Common Stocks (Cost $ 2,157,037,334 ) ..................................
2,589,348,324
Short Term Investments 5.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
c,d
Putnam Short Term Investment Fund, Class P , 4.526% ....... United States 49,263,702 49,263,702
Total Money Market Funds (Cost $ 49,263,702 ) ................................
49,263,702
Investments from Cash Collateral Received for
Loaned Securities 3.8%
Money Market Funds 3.8%
c,d
Putnam Cash Collateral Pool, LLC , 4.559% ................ United States 100,402,432 100,402,432
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 100,402,432 ) ........................................................
100,402,432
Total Short Term Investments (Cost $ 149,666,134 ) .............................
149,666,134
a
Total Investments (Cost $ 2,306,703,468 ) 104.2% ..............................
$2,739,014,458
Other Assets, less Liabilities (4.2) % .........................................
(111,032,529)
Net Assets 100.0% .........................................................
$2,627,981,929
a a a
See Abbreviations on page 7 .
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.526% ...... $7,469,562 $662,629,354 $(620,835,214) $— $— $49,263,702 49,263,702 $1,704,819
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.559% ............. $172,261,153 $746,587,348 $(818,446,069) $— $— $100,402,432 100,402,432 $4,995,974
Total Affiliated Securities ... $179,730,715 $1,409,216,702 $(1,439,281,283) $— $— $149,666,134 $6,700,793
Selected Portfolio
ADR American Depositary Receipt
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.